LEASE (Schedule of Supplemental Cash Flow Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (15,376)
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 18,225
Weighted average remaining operating lease term	2 years 7 months 13 days
Weighted average discount rate operating lease	4.80%